Consolidated statements of changes in shareholders' equity (USD $) In Thousands, except Share data	Total	Series C [Member]	Kingsoft Cloud Storage Business [Member]	Series E tranche 1 [Member]	Series E Tranche 2 [Member]	Series D Preferred Stock [Member]	Series E Preferred Shares [Member]	Initial Public Offering [Member]	Common shares [Member]	Common shares [Member] Initial Public Offering [Member]	Treasury stock [Member]	Additional paid-in capital [Member]	Additional paid-in capital [Member] Kingsoft Cloud Storage Business [Member]	Additional paid-in capital [Member] Series E tranche 1 [Member]	Additional paid-in capital [Member] Series E Tranche 2 [Member]	Additional paid-in capital [Member] Series D Preferred Stock [Member]	Additional paid-in capital [Member] Series E Preferred Shares [Member]	Additional paid-in capital [Member] Series C To One Series C [Member]	Additional paid-in capital [Member] Initial Public Offering [Member]	Retained earnings [Member]	Retained earnings [Member] Series D Preferred Stock [Member]	Retained earnings [Member] Series E Preferred Shares [Member]	Retained earnings [Member] Series C To One Series C [Member]	Statutory reserves [Member]	Accumulated other comprehensive income [Member]	Non-controlling interest [Member]	Convertible non-redeemable preferred shares [Member] Series C [Member]	Convertible non-redeemable preferred shares [Member] Series B [Member]	Convertible non-redeemable preferred shares [Member] Series A-1 Preferred Stock [Member]	Convertible non-redeemable preferred shares [Member] Series A [Member]	Convertible non-redeemable preferred shares [Member] Initial Public Offering [Member] Series C [Member]	Convertible non-redeemable preferred shares [Member] Initial Public Offering [Member] Series B [Member]	Convertible non-redeemable preferred shares [Member] Initial Public Offering [Member] Series A-1 Preferred Stock [Member]	Convertible non-redeemable preferred shares [Member] Initial Public Offering [Member] Series A [Member]
Beginning Balance, Amount at Dec. 31, 2011	$ 68,252								$ 15			$ 60,000								$ 2,324				$ 3,142	$ 2,746	$ 480
Beginning Balance, Shares at Dec. 31, 2011																											5,728,264	30,308,284	36,400,000	26,416,560
Beginning Balance, Shares at Dec. 31, 2011									61,447,372
Beginning Balance, Amount at Dec. 31, 2011																											1	8	9	7
Share-based compensation	2,233											2,233
Beneficial conversion feature												286								(286)
Deemed contribution from Series C preferred shareholders																											0	0	0	0
Deemed contribution from Series C preferred shareholders		2,979										(2,979)								2,979
Series D preferred shares accretion	(3,509)																			(3,509)
Net income / (loss)	503																			503						(121)
Translation adjustments	489																								489	1
Ending Balance, Amount at Dec. 31, 2012	67,968								15			59,540								2,011				3,142	3,235	360
Ending Balance, Shares at Dec. 31, 2012																											5,728,264	30,308,284	36,400,000	26,416,560
Ending Balance, Shares at Dec. 31, 2012									61,447,372
Ending Balance, Amount at Dec. 31, 2012																											1	8	9	7
Issuance of common shares for share incentive plans, Amount											2	(2)
Issuance of common shares for share incentive plans, Shares											9,073,732
Share-based compensation	2,096											2,096
Series D preferred shares accretion	(4,300)																			(4,300)
Statutory Reserve																				(1,336)				1,336
Net income / (loss)	10,662																			10,662						(283)
Translation adjustments	2,768																								2,768	7
Ending Balance, Amount at Dec. 31, 2013	79,194								15		2	61,634								7,037				4,478	6,003	84
Ending Balance, Shares at Dec. 31, 2013																											5,728,264	30,308,284	36,400,000	26,416,560
Ending Balance, Shares at Dec. 31, 2013									61,447,372		9,073,732
Ending Balance, Amount at Dec. 31, 2013																											1	8	9	7
Accretion to convertible redeemable preferred shares redemption value						(1,870)	(12,754)									(717)	(10,229)				(1,153)	(2,525)
Amortisation of BCF							(4,139)										(3,206)					(933)
Deemed dividend of convertible preferred shares from their modifications						(279)															(279)
Contingent beneficial conversion feature																		57					(57)
Repurchase of shares	(59,082)								(4)			(47,403)								(11,674)								(1)
Repurchase of shares, shares									(14,664,637)																			(3,756,065)	(591,451)	(477,180)
Acceleration of amortization of beneficial conversion feature	(49,346)											(49,346)
Deemed dividend to preferred shareholders upon initial public offering	(32,807)											(32,807)
Issuance of common shares for share incentive plans, Amount								470,759		71									470,712												(1)	(7)	(9)	(7)
Issuance of common shares for share incentive plans, Shares										277,834,210																					(5,728,264)	(26,552,219)	(35,808,549)	(25,939,380)
IPO expenses	(4,216)											(4,216)
Issuance of common shares for share incentive plans, Amount											5	(5)
Issuance of common shares for share incentive plans, Shares		96,024,567									24,195,412
Exercised share options, Amount	295											295
Exercised share options, Shares	7,333,641								1,431,320		(1,431,320)
Vested restricted shares									1,563,222		(1,563,222)
Share-based compensation			303										303
Share-based compensation - others	7,644											7,644
Beneficial conversion feature				52,377	1,109									52,377	1,109
Statutory Reserve																				(654)				654
Net income / (loss)	10,812																			10,812						(949)
Translation adjustments	(109)																								(109)	(5)
Ending Balance, Amount at Dec. 31, 2014	$ 457,891								$ 82		$ 7	$ 446,202								$ 574				$ 5,132	$ 5,894	$ (870)
Ending Balance, Shares at Dec. 31, 2014									327,611,487		30,274,602